Financial Instruments: Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Level 3 | Other | Continuing operations
Movement in level 3 assets
Amount recorded in the income statement	£ 36	£ (8)
Level 3 | Held-for-trading | Continuing operations
Movement in level 3 assets
Amount recorded in the income statement	240	(197)
Recurring
Movement in level 3 assets
Assets at beginning of period	291,000
Assets at end of period	297,800
Recurring | Level 3
Movement in level 3 assets
Assets at beginning of period	3,222	4,537
Amount recorded in the income statement	43	(409)
Amount recorded in the statement of comprehensive income	17	(15)
Level 3 transfers in	597	521
Level 3 transfers out	(182)	(404)
Purchases	613	811
Settlements	(473)	(96)
Sales	(711)	(1,032)
Foreign exchange and other adjustments	3	(18)
Assets at end of period	3,129	3,895
Amounts recorded in the income statement in respect of balances held at year end - unrealised	8	(96)
Amounts recorded in the income statement in respect of balances held at year end - realised	9	148
Recurring | Level 3 | MFVPL
Movement in level 3 assets
Assets at beginning of period	2,965
Amount recorded in the income statement	23
Level 3 transfers in	513
Level 3 transfers out	(181)
Purchases	596
Settlements	(473)
Sales	(706)
Foreign exchange and other adjustments	1
Assets at end of period	2,738
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(10)
Amounts recorded in the income statement in respect of balances held at year end - realised	6
Recurring | Level 3 | FVTPL
Movement in level 3 assets
Assets at beginning of period		4,111
Amount recorded in the income statement		(410)
Level 3 transfers in		255
Level 3 transfers out		(404)
Purchases		810
Settlements		(96)
Sales		(876)
Foreign exchange and other adjustments		(17)
Assets at end of period		3,373
Amounts recorded in the income statement in respect of balances held at year end - unrealised		(96)
Amounts recorded in the income statement in respect of balances held at year end - realised		148
Recurring | Level 3 | FVOCI
Movement in level 3 assets
Assets at beginning of period	257
Amount recorded in the income statement	20
Amount recorded in the statement of comprehensive income	17
Level 3 transfers in	84
Level 3 transfers out	(1)
Purchases	17
Sales	(5)
Foreign exchange and other adjustments	2
Assets at end of period	391
Amounts recorded in the income statement in respect of balances held at year end - unrealised	18
Amounts recorded in the income statement in respect of balances held at year end - realised	£ 3
Recurring | Level 3 | AFS
Movement in level 3 assets
Assets at beginning of period		426
Amount recorded in the income statement		1
Amount recorded in the statement of comprehensive income		(15)
Level 3 transfers in		266
Purchases		1
Sales		(156)
Foreign exchange and other adjustments		(1)
Assets at end of period		£ 522